Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share as at December 31, 2019, December 31, 2018 and December 31, 2017 was based on the profit attributable to the Company’s ordinary shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2019	2018	2017
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	12,060	1,057	(6,115)

Weighted average ordinary shares outstanding (1)	11,064,847	10,675,508	10,675,757

Dilutive effect:
Stock options and warrants (2)	5,589	3,349	-

Diluted weighted average ordinary shares
Outstanding	11,070,436	10,678,857	10,675,757

Basic profit (loss) per share from continuing operations	1.09	0.10	(0.57)

Diluted profit (loss) per share from continuing operations	1.09	0.10	(0.57)

(1)	Net of treasury shares.

(2)	An amount of 3,198 dilutive stock options and warrants were not included in diluted loss per share because they are anti-dilutive for the year ended December 2017.